Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.50%)	(10.10%)	(8.70%)
Effect of non-deductible expense	(0.80%)	2.60%	3.60%
Additional deduction for development and research expense	3.20%	(11.10%)	(5.60%)
Valuation allowance on deferred tax assets	(32.30%)
Income tax expense	(15.40%)	6.40%	14.30%